Shareholders’ Equity (Tables)	12 Months Ended
Jun. 30, 2025
Shareholders’ Equity [Abstract]
Schedule of Restricted Stock Grants

Following is a summary of the restricted stock grants:

Restricted stock grants	Shares	Weighted Average Grant Date Fair Value Per Share	Aggregate Intrinsic Value
Unvested as of June 30, 2023	14	$4,225.00	$-
Forfeited	-	$-	-
Granted	23	$900.00	-
Vested	(23)	$2,950.00	-
Unvested as of June 30, 2024	14	$725.00	$-
Forfeited	-	$-	-
Granted	23	$152.74	-
Vested	(23)	$546.17	-
Unvested as of June 30, 2025	14	$46.76	$-

Schedule of Warrant Activity

The summary of warrant activity is as follows:

	Warrants Outstanding	Weighted Average Exercise Price	Average Remaining Contractual Life
June 30, 2022	742	$88,000.00	3.00
Granted	718	$8,000.00	4.95
Forfeited	-	$-	-
Exercised	(169)	$3,025.00	-
June 30, 2023	1,291	$41,875.00	3.30
Granted	-	$-	-
Forfeited	(200)	$134,000.00	-
Exercised	(43)	$625.00	-
June 30, 2024	1,048	$21,900.00	2.89
Granted	99,849	$97.87	4.55
Forfeited	(22)	$86,910.83	-
Exercised	(339)	$2,501.83	-
June 30, 2025	100,536	$225.25	4.53